MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Total	$ 442,728	$ 407,609
Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Total	172,552	165,486
Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Total	44,358	50,772
Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Total	216,910	216,258
Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Total	188,288	166,504
Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Total	37,530	24,847
Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Total	225,818	191,351
Unrealized Gain [Member]
Marketable Securities [Line Items]
Amortized Cost	252,417	187,385
Unrealized gains	778	775
Fair Value	253,195	188,160
Unrealized Gain [Member] | Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	125,296	32,622
Unrealized gains	218	54
Fair Value	125,514	32,676
Unrealized Gain [Member] | Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	39,220	37,808
Unrealized gains	75	43
Fair Value	39,295	37,851
Unrealized Gain [Member] | Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	164,516	70,430
Unrealized gains	293	97
Fair Value	164,809	70,527
Unrealized Gain [Member] | Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	66,989	94,175
Unrealized gains	395	620
Fair Value	67,384	94,795
Unrealized Gain [Member] | Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	20,912	22,780
Unrealized gains	90	58
Fair Value	21,002	22,838
Unrealized Gain [Member] | Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	87,901	116,955
Unrealized gains	485	678
Fair Value	88,386	117,633
Unrealized Loss Less than 12 months [Member]
Marketable Securities [Line Items]
Amortized Cost	151,967	96,224
Unrealized losses	(978)	(242)
Fair Value	150,989	95,982
Unrealized Loss Less than 12 months [Member] | Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	23,535	55,007
Unrealized losses	(10)	(74)
Fair Value	23,525	54,933
Unrealized Loss Less than 12 months [Member] | Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	3,026	1,025
Unrealized losses	(5)	(1)
Fair Value	3,021	1,024
Unrealized Loss Less than 12 months [Member] | Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	26,561	56,032
Unrealized losses	(15)	(75)
Fair Value	26,546	55,957
Unrealized Loss Less than 12 months [Member] | Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	108,786	38,169
Unrealized losses	(871)	(153)
Fair Value	107,915	38,016
Unrealized Loss Less than 12 months [Member] | Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	16,620	2,023
Unrealized losses	(92)	(14)
Fair Value	16,528	2,009
Unrealized Loss Less than 12 months [Member] | Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	125,406	40,192
Unrealized losses	(963)	(167)
Fair Value	124,443	40,025
Unrealized Loss 12 Months or Greater [Member]
Marketable Securities [Line Items]
Amortized Cost	39,131	126,137
Unrealized losses	(587)	(2,670)
Fair Value	38,544	123,467
Unrealized Loss 12 Months or Greater [Member] | Corporate bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	23,774	79,038
Unrealized losses	(261)	(1,161)
Fair Value	23,513	77,877
Unrealized Loss 12 Months or Greater [Member] | Governmental bonds, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	2,043	11,991
Unrealized losses	(1)	(94)
Fair Value	2,042	11,897
Unrealized Loss 12 Months or Greater [Member] | Marketable Securities, Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	25,817	91,029
Unrealized losses	(262)	(1,255)
Fair Value	25,555	89,774
Unrealized Loss 12 Months or Greater [Member] | Corporate bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	13,314	35,108
Unrealized losses	(325)	(1,415)
Fair Value	12,989	33,693
Unrealized Loss 12 Months or Greater [Member] | Governmental bonds, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	0	0
Unrealized losses	0	0
Fair Value	0	0
Unrealized Loss 12 Months or Greater [Member] | Marketable Securities, Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	13,314	35,108
Unrealized losses	(325)	(1,415)
Fair Value	$ 12,989	$ 33,693